Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Fixed Asset	Useful Life	June 30, 2012	December 31, 2011
Vehicles	5 years	300,370	300,370
Furniture and Fixtures	10 years	64,539	60,936
Computers	5 years	192,342	191,206
MFG equipment	10 years	4,026,120	3,967,302
Lab Equipment	10 years	988,122	821,639
Bldg/Leasehold	19 years (remainder of lease)	1,652,065	1,608,055
Building	40 years	571,141	571,141
Land	Not depreciated	380,000	380,000
		8,174,699	7,900,649
Accumulated depreciation		(4,764,832)	(4,558,202)
Net		3,409,867	3,342,447